Segment Information - Reconciliation from Trading Profit Under IFRS and Under US GAAP (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013
Segment Reporting Information [Line Items]
Trading Profit under IFRS	$ 570	$ 674	$ 1,881	$ 2,040
Industrial Activities [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	453	559	1,488	1,646
Industrial Activities [Member] | Agricultural equipment [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	398	545	1,451	1,618
Industrial Activities [Member] | Construction Equipment [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	29	(40)	64	(56)
Industrial Activities [Member] | Commercial Vehicles [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	2	25	(111)	10
Industrial Activities [Member] | Powertrain [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	52	47	147	115
Industrial Activities [Member] | Eliminations and Other [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	(28)	(18)	(63)	(41)
Financial Services [Member]
Segment Reporting Information [Line Items]
Trading Profit under IFRS	$ 117	$ 115	$ 393	$ 394